UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10273
Morgan Stanley International Value Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: August 31, 2010
Date of reporting period: November 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ November 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (96.7%)
	Australia (4.0%)
	Chemicals
44,486	Orica Ltd.	$1,017,805

	Insurance
639,833	AMP Ltd. (a)	3,621,630

	Metals & Mining
2,569,071	OZ Minerals Ltd. (a)(b)	2,870,681

	Oil, Gas & Consumable Fuels
326,589	Santos Ltd.	4,403,098

	Total Australia	11,913,214

	Austria (0.9%)
	Diversified Telecommunication Services
154,735	Telekom Austria AG	2,690,518

	Bermuda (0.5%)
	Specialty Retail
247,200	Esprit Holdings Ltd.	1,661,811

	Canada (0.9%)
	Oil, Gas & Consumable Fuels
52,331	EnCana Corp.	2,804,969

	Denmark (0.3%)
	Pharmaceuticals
13,027	Novo Nordisk A/S (B Shares)	873,960

	France (7.5%)
	Diversified Telecommunication Services
103,890	France Telecom SA	2,702,625

	Electric Utilities
115,734	EDF SA	6,676,627

	Electrical Equipment
128,602	Legrand SA (a)	3,532,799

	Machinery
30,792	Vallourec SA (a)	5,150,649

	Oil, Gas & Consumable Fuels
72,299	Total SA (a)	4,473,771

	Total France	22,536,471

	Germany (5.2%)
	Electric Utilities
133,367	E.ON AG	5,274,763

	Multi-Utilities
25,631	RWE AG	2,352,658

	Pharmaceuticals
103,064	Bayer AG	7,890,978

	Total Germany	15,518,399

	Greece (0.5%)
	Hotels, Restaurants & Leisure
64,560	OPAP SA	1,548,129

	Ireland (1.6%)
	Construction Materials
197,001	CRH PLC	4,963,628

	Italy (1.6%)
	Oil, Gas & Consumable Fuels
190,015	Eni SpA	4,707,720

	Japan (24.0%)
	Auto Components
305,000	NGK Spark Plug Co., Ltd. (a)	3,284,995

	Automobiles
50,800	Toyota Motor Corp.	2,021,657

	Chemicals
117,200	JSR Corp.	2,249,361

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

43,900	Nitto Denko Corp.	$1,406,791
141,000	Taiyo Nippon Sanso Corp. (a)	1,590,410

		5,246,562

	Commercial Banks
413,000	Chiba Bank Ltd. (The)	2,718,614
63,719	Sumitomo Mitsui Financial Group, Inc. (a)	2,100,869
709,000	Sumitomo Trust & Banking Co. Ltd (The)	3,797,629

		8,617,112

	Electrical Equipment
370,000	Mitsubishi Electric Corp. (b)	2,611,060

	Electronic Equipment, Instruments & Components
96,300	Hoya Corp.	2,456,519
24,500	Keyence Corp. (a)	4,923,242
28,300	TDK Corp.	1,476,550

		8,856,311

	Household Durables
384,000	Sekisui House Ltd.	3,385,099

	Household Products
178,100	Kao Corp.	4,368,024

	Insurance
174,300	Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	4,577,291

186,450	T&D Holdings, Inc. (a)	4,313,975

		8,891,266

	Leisure Equipment & Products
120,500	Sega Sammy Holdings, Inc. (a)	1,525,069

	Marine
320,147	Mitsui O.S.K. Lines Ltd. (a)	1,788,882

	Media
59,100	Asatsu-DK, Inc. (a)	1,153,421

	Oil, Gas & Consumable Fuels
224	INPEX Corp.	1,746,599

	Pharmaceuticals
122,000	Astellas Pharma, Inc.	4,502,314

	Real Estate Management & Development
251,000	Mitsubishi Estate Co., Ltd.	3,905,541

	Semiconductors & Semiconductor Equipment
34,300	Rohm Co., Ltd.	2,253,864

	Software
8,000	Nintendo Co., Ltd.	1,962,980

	Trading Companies & Distributors
136,700	Mitsubishi Corp.	3,083,815

	Wireless Telecommunication Services
1,958	NTT DoCoMo, Inc.	2,967,353

	Total Japan	72,171,924

	Luxembourg (0.5%)
	Metals & Mining
37,324	ArcelorMittal (a)	1,454,335

	Netherlands (4.2%)
	Chemicals
48,420	Akzo Nobel N.V. (a)	3,070,328

	Food Products
313,507	Unilever N.V.	9,605,559

	Total Netherlands	12,675,887

	Russia (0.4%)
	Oil, Gas & Consumable Fuels
47,650	Gazprom OAO (ADR) (a)	1,082,608

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Spain (1.3%)
	Diversified Telecommunication Services
133,438	Telefonica SA	$3,830,948

	Switzerland (8.1%)
	Food Products
222,225	Nestle SA (Registered Shares)	10,504,498

	Pharmaceuticals
136,304	Novartis AG (Registered Shares)	7,565,282
37,963	Roche Holding AG	6,209,688

		13,774,970

	Total Switzerland	24,279,468

	United Kingdom (33.7%)
	Beverages
202,146	Diageo PLC	3,408,618

	Commercial Banks
863,397	Barclays PLC (b)	4,152,436

	Electric Utilities
245,123	Scottish & Southern Energy PLC	4,504,292

	Food & Staples Retailing
635,099	WM Morrison Supermarkets PLC	2,876,318

	Food Products
259,923	Cadbury PLC	3,446,427

	Hotels, Restaurants & Leisure
162,564	Intercontinental Hotels Group PLC	2,250,442

	Household Products
179,569	Reckitt Benckiser Group PLC	9,157,614

	Industrial Conglomerates
302,417	Smiths Group PLC	4,746,176

	Insurance
73,810	Admiral Group PLC	1,288,308
376,972	Prudential PLC	3,879,053

		5,167,361

	Media
693,942	Reed Elsevier PLC	5,189,696

	Metals & Mining
131,811	BHP Billiton PLC	4,027,817
35,276	Lonmin PLC (b)	1,030,071

		5,057,888

	Multi-Utilities
227,978	National Grid PLC	2,477,166

	Oil, Gas & Consumable Fuels
211,951	BG Group PLC	3,845,920
437,921	BP PLC	4,139,527

		7,985,447

	Professional Services
2,558,399	Hays PLC	4,107,782

	Tobacco
365,373	British American Tobacco PLC	11,101,780
368,291	Imperial Tobacco Group PLC	10,711,805

		21,813,585

	Trading Companies & Distributors
280,688	Bunzl PLC	2,881,361
242,953	Wolseley PLC (b)	4,636,269

		7,517,630

	Wireless Telecommunication Services
3,339,978	Vodafone Group PLC	7,533,041

	Total United Kingdom	101,391,919

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	United States (1.5%)
	Beverages
167,227	Dr Pepper Snapple Group, Inc. (a)(b)	$4,379,685

	Total Common Stocks (Cost $305,847,411)	290,485,593

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (10.1%)
	Securities Held as Collateral on Loaned Securities (7.8%)
	Repurchase Agreements (0.7%)
$236	Bank of America Securities LLC (0.17% dated 11/30/09, due 12/01/09; proceeds $236,027) fully collateralized by U.S. Government Agency Security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp. 4.50% due 11/15/27; valued at $240,747	236,026
1,890	Deutsche Bank (0.17% dated 11/30/09, due 12/01/09; proceeds $1,889,732) fully collateralized by U.S. Government Agency Securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% - 7.00% due 08/01/18 - 12/01/38; Federal Home Loan Mortgage Corp. 4.50% - 7.00% due 09/01/27 - 10/01/39; Government National Mortgage Association 7.00% due 03/15/36 - 11/15/38; valued at $1,927,517	1,889,723

	Total Repurchase Agreements (Cost $2,125,749)	2,125,749

NUMBER OF
SHARES (000)
	Investment Company (c) (7.1%)
21,261	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $21,260,892)		21,260,892

	Total Securities Held as Collateral on Loaned Securities (Cost $23,386,641)		23,386,641

	Investment Company (c) (2.3%)
6,950	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $6,950,387)		6,950,387

	Total Short-Term Investments (Cost $30,337,028)		30,337,028

	Total Investments (Cost $336,184,439) (d)(e)	106.8%	320,822,621
	Liabilities in Excess of Other Assets	(6.8)	(20,375,059)

	Net Assets	100.0%	$300,447,562

ADR	American Depositary Receipt.

(a)	The value of loaned securities and related collateral outstanding at November 30, 2009 were $22,262,088 and $23,389,014, respectively. The Fund received cash collateral of $23,386,641 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of November 30, 2009 there was uninvested cash of $2,373 which is not reflected in the Portfolio of Investments.

(b)	Non-income producing security.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(d)	Securities have been designated as collateral in connection with open forward foreign currency contracts.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ November 30, 2009 (unaudited) continued
Forward Foreign Currency Contracts Open at November 30, 2009:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)

AUD	139,955		$125,988	12/01/2009	(2,198)
EUR	156,575		$235,223	12/01/2009	(118)
	$694,116	GBP	423,887	12/01/2009	3,217
	$1,685,621	JPY	145,772,469	12/01/2009	780
AUD	132,692		$121,108	12/02/2009	425
CAD	44,597		$42,156	12/02/2009	100
CHF	370,166		$368,728	12/02/2009	(202)
DKK	65,226		$13,166	12/02/2009	(6)
EUR	551,853		$829,049	12/02/2009	(416)
GBP	750,362		$1,238,023	12/02/2009	(3,610)
	$516,508	JPY	44,548,815	12/02/2009	(1,135)
GBP	16,325,000	EUR	18,215,414	12/16/2009	496,459
JPY	773,000,000		$8,899,276	01/12/2010	(45,419)

		Net Unrealized Appreciation			$447,877

Currency Abbreviations:

AUD	Australian Dollar.

CAD	Canadian Dollar.

CHF	Swiss Franc.

DKK	Danish Krone.

EUR	Euro.

GBP	British Pound.

JPY	Japanese Yen.

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ November 30, 2009 (unaudited)
Summary of Investments

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS
Oil, Gas & Consumable Fuels	$27,204,212		9.1%
Pharmaceuticals	27,042,222		9.1
Food Products	23,556,484		7.9
Tobacco	21,813,585		7.3
Insurance	17,680,257		5.9
Electric Utilities	16,455,682		5.5
Household Products	13,525,638		4.6
Commercial Banks	12,769,548		4.3
Trading Companies & Distributors	10,601,445		3.6
Wireless Telecommunication Services	10,500,394		3.5
Metals & Mining	9,382,904		3.2
Chemicals	9,334,695		3.1
Diversified Telecommunication Services	9,224,091		3.1
Electronic Equipment, Instruments & Components	8,856,311		3.0
Beverages	7,788,303		2.6
Investment Company	6,950,387		2.3
Media	6,343,117		2.1
Electrical Equipment	6,143,859		2.1
Machinery	5,150,649		1.7
Construction Materials	4,963,628		1.7
Multi-Utilities	4,829,824		1.6
Industrial Conglomerates	4,746,176		1.6
Professional Services	4,107,782		1.4
Real Estate Management & Development	3,905,541		1.3
Hotels, Restaurants & Leisure	3,798,571		1.3
Household Durables	3,385,099		1.1
Auto Components	3,284,995		1.1
Food & Staples Retailing	2,876,318		1.0
Semiconductors & Semiconductor Equipment	2,253,864		0.8
Automobiles	2,021,657		0.7
Software	1,962,980		0.7
Marine	1,788,882		0.6
Specialty Retail	1,661,811		0.6
Leisure Equipment & Products	1,525,069		0.5

	$297,435,980	+^	100.0%

+	Does not reflect value of securities held as collateral on loaned securities.

^	Does not include open forward foreign currency contracts with net unrealized appreciation of $447,877.

Morgan Stanley International Value Equity Fund
Notes to the Portfolio of Investments
11/30/2009
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Generally accepted accounting principles utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at November 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Common Stocks
Auto Components	$3,284,995	$3,284,995	—	—
Automobiles	2,021,657	2,021,657	—	—
Beverages	7,788,303	7,788,303	—	—
Chemicals	9,334,695	9,334,695	—	—
Commercial Banks	12,769,548	12,769,548	—	—
Construction Materials	4,963,628	4,963,628	—	—
Diversified Telecommunication Services	9,224,091	9,224,091	—	—
Electric Utilities	16,455,682	16,455,682	—	—
Electrical Equipment	6,143,859	6,143,859	—	—
Electronic Equipment, Instruments & Components	8,856,311	8,856,311	—	—
Food & Staples Retailing	2,876,318	2,876,318	—	—
Food Products	23,556,484	23,556,484	—	—
Hotels, Restaurants & Leisure	3,798,571	3,798,571	—	—
Household Durables	3,385,099	3,385,099	—	—
Household Products	13,525,638	13,525,638	—	—
Industrial Conglomerates	4,746,176	4,746,176	—	—
Insurance	17,680,257	17,680,257	—	—
Leisure Equipment & Products	1,525,069	1,525,069	—	—
Machinery	5,150,649	5,150,649	—	—
Marine	1,788,882	1,788,882	—	—
Media	6,343,117	6,343,117	—	—
Metals & Mining	9,382,904	9,382,904	—	—
Multi-Utilities	4,829,824	4,829,824	—	—
Oil, Gas & Consumable Fuels	27,204,212	27,204,212	—	—
Pharmaceuticals	27,042,222	27,042,222	—	—
Professional Services	4,107,782	4,107,782	—	—
Real Estate Management & Development	3,905,541	3,905,541	—	—
Semiconductors & Semiconductor Equipment	2,253,864	2,253,864	—	—
Software	1,962,980	1,962,980	—	—
Specialty Retail	1,661,811	1,661,811	—	—
Tobacco	21,813,585	21,813,585	—	—
Trading Companies & Distributors	10,601,445	10,601,445	—	—
Wireless Telecommunication Services	10,500,394	10,500,394	—	—

Total Common Stocks	290,485,593	290,485,593	—	—

Short-Term Investments
Investment Company	28,211,279	28,211,279	—
Repurchase Agreements	2,125,749	—	2,125,749

Total Short-Term Investments	30,337,028	28,211,279	2,125,749	—

Forward Foreign Currency Contracts	500,981	—	500,981	—

Total	$321,323,602	$318,696,872	$2,626,730	—

Liabilities:
Forward Foreign Currency Contracts	$(53,104)	—	$(53,104)	—

Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley International Value Equity Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 21, 2010